Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001517936
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 27, 2024
FT Vest SMID Rising Dividend Achievers Target Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

1.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the following disclosure is hereby added to the section entitled “Principal Investment Strategies” to immediately follow the fifth paragraph:

The Fund will seek to reduce or eliminate the portion of its distributions that are characterized as return of capital for tax purposes. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. In order to reduce or eliminate the portion of the distribution characterized as return of capital, the Fund may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets. The desired result of such transactions would be to change the tax character of certain distributions from the Fund from return of capital to taxable dividends, thus accelerating the tax liability for current shareholders. Additionally, such transactions may cause the Fund to incur additional brokerage costs.

2.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the following risk factor is hereby added to the section entitled “Principal Risks” to immediately follow the risk factor “Smaller Companies Risk”:

TAX CHARACTERIZATION RISK. From time to time, the Fund may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets. The desired result of such transactions would be to change the tax character of certain distributions from the Fund from return of capital to taxable dividends, thus accelerating the tax liability for current shareholders. For investors wishing to minimize current tax liabilities, having distributions be characterized as return of capital may be considered desirable as this characterization defers tax liability on such distributions. Accordingly, an investment in the Fund may not be appropriate for those investors who are seeking to minimize current tax liabilities or are seeking investments in funds that utilize tax deferral investment strategies. Transactions undertaken solely for income recharacterization purposes may be ignored, and taxpayers undertaking such transactions may be subject to substantial penalties. The Fund will take the position that it has a substantial business purpose for such transactions and is not subject to such penalties, but the IRS may disagree. If such penalties are imposed on the Fund, it may reduce shareholders’ returns on investment.